John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 6/30/2023

Fund’s investments
As of 6-30-23 (unaudited)
	Shares	Value
Common stocks 99.2%		$1,228,465,777
(Cost $982,468,151)
Austria 0.8%		9,745,330
BAWAG Group AG (A)(B)	211,385	9,745,330
Canada 7.0%		86,690,822
BCE, Inc.	236,700	10,791,983
Enbridge, Inc.	315,810	11,738,429
Fortis, Inc.	160,120	6,900,359
Great-West Lifeco, Inc.	236,933	6,880,402
Nutrien, Ltd. (New York Stock Exchange)	149,677	8,838,427
Restaurant Brands International, Inc.	299,671	23,230,496
Royal Bank of Canada	89,554	8,552,838
TELUS Corp.	501,426	9,757,888
France 6.9%		85,974,075
AXA SA	600,292	17,739,463
Cie Generale des Etablissements Michelin SCA	233,219	6,898,946
Orange SA	1,036,668	12,114,992
Sanofi	187,334	20,167,639
TotalEnergies SE	363,910	20,890,172
Vinci SA	70,251	8,162,863
Germany 6.5%		81,123,421
Allianz SE	56,010	13,046,090
Bayer AG	150,310	8,320,441
Deutsche Post AG	356,632	17,425,888
Deutsche Telekom AG	932,558	20,347,083
Muenchener Rueckversicherungs-Gesellschaft AG	31,721	11,908,494
Siemens AG	60,440	10,075,425
Ireland 0.9%		11,708,931
Medtronic PLC	132,905	11,708,931
Italy 1.3%		15,521,358
Snam SpA	2,969,819	15,521,358
Japan 1.2%		14,974,067
Astellas Pharma, Inc.	441,700	6,578,008
Toyota Motor Corp.	522,400	8,396,059
Norway 0.8%		9,854,589
Orkla ASA	1,370,515	9,854,589
South Korea 1.8%		22,008,748
Hyundai Glovis Company, Ltd.	48,552	7,309,757
Samsung Electronics Company, Ltd., GDR (A)	6,072	8,417,139
SK Telecom Company, Ltd.	177,525	6,281,852
Switzerland 2.8%		34,619,864
Nestle SA	63,921	7,689,160
Novartis AG	199,043	20,067,403
Roche Holding AG	22,468	6,863,301
Taiwan 1.1%		13,732,184
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	136,070	13,732,184
United Kingdom 9.6%		118,640,988
AstraZeneca PLC, ADR	252,521	18,072,928
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	736,680	$8,686,394
British American Tobacco PLC	527,963	17,541,841
Coca-Cola Europacific Partners PLC	343,025	22,101,101
GSK PLC	708,792	12,561,636
Imperial Brands PLC	339,248	7,509,087
National Grid PLC	914,837	12,129,274
Schroders PLC	1,149,322	6,394,416
Unilever PLC	262,016	13,644,311
United States 58.5%		723,871,400
AbbVie, Inc.	154,424	20,805,546
Air Products & Chemicals, Inc.	24,367	7,298,648
American Electric Power Company, Inc.	166,449	14,015,006
Analog Devices, Inc.	127,210	24,781,780
Apple, Inc.	63,288	12,275,973
AT&T, Inc.	676,531	10,790,669
Bank of America Corp.	234,801	6,736,441
Bristol-Myers Squibb Company	101,650	6,500,518
Broadcom, Inc.	37,462	32,495,664
Chevron Corp.	41,824	6,581,006
Cisco Systems, Inc.	393,339	20,351,360
Columbia Banking System, Inc.	368,656	7,476,344
Cummins, Inc.	48,415	11,869,421
CVS Health Corp.	90,819	6,278,317
Dell Technologies, Inc., Class C	154,035	8,334,834
Dow, Inc.	218,346	11,629,108
Duke Energy Corp.	74,708	6,704,296
Eaton Corp. PLC	38,016	7,645,018
Eli Lilly & Company	18,038	8,459,461
Emerson Electric Company	105,692	9,553,500
Entergy Corp.	85,756	8,350,062
Enterprise Products Partners LP	663,264	17,477,006
Evergy, Inc.	177,840	10,389,413
Hasbro, Inc.	190,499	12,338,620
IBM Corp.	177,208	23,712,202
International Flavors & Fragrances, Inc.	92,586	7,368,920
Iron Mountain, Inc.	394,604	22,421,399
Johnson & Johnson	40,867	6,764,306
JPMorgan Chase & Co.	99,996	14,543,418
KLA Corp.	28,163	13,659,618
Lazard, Ltd., Class A	362,327	11,594,464
Leggett & Platt, Inc.	225,624	6,682,983
Linde PLC	19,936	7,597,211
Lockheed Martin Corp.	14,049	6,467,879
LyondellBasell Industries NV, Class A	135,121	12,408,161
Merck & Company, Inc.	76,579	8,836,451
MetLife, Inc.	208,536	11,788,540
Microsoft Corp.	83,225	28,341,442
MPLX LP	243,978	8,280,613
MSC Industrial Direct Company, Inc., Class A	174,993	16,673,333
NetApp, Inc.	105,868	8,088,315
NextEra Energy, Inc.	143,665	10,659,943
NiSource, Inc.	265,495	7,261,288
Omnicom Group, Inc.	82,908	7,888,696
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Paychex, Inc.	64,238	$7,186,305
PepsiCo, Inc.	35,582	6,590,498
Pfizer, Inc.	206,955	7,591,109
Philip Morris International, Inc.	204,422	19,955,676
Pinnacle West Capital Corp.	93,667	7,630,114
Raytheon Technologies Corp.	79,428	7,780,767
Realty Income Corp.	186,384	11,143,899
Regions Financial Corp.	410,760	7,319,743
Texas Instruments, Inc.	76,263	13,728,865
The Coca-Cola Company	116,767	7,031,709
The Home Depot, Inc.	22,151	6,880,987
The PNC Financial Services Group, Inc.	56,627	7,132,171
Truist Financial Corp.	172,779	5,243,843
U.S. Bancorp	236,383	7,810,094
United Parcel Service, Inc., Class B	49,049	8,792,033
UnitedHealth Group, Inc.	13,730	6,599,187
Vail Resorts, Inc.	28,480	7,170,125
Verizon Communications, Inc.	282,900	10,521,051
VICI Properties, Inc.	225,965	7,102,080
Walmart, Inc.	50,314	7,908,355
WEC Energy Group, Inc.	73,112	6,451,403
Welltower, Inc.	89,388	7,230,595
WP Carey, Inc.	131,640	8,893,598

Total investments (Cost $982,468,151) 99.2%	$1,228,465,777
Other assets and liabilities, net 0.8%	9,468,509
Total net assets 100.0%	$1,237,934,286

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 6-30-23:
Information technology	16.8%
Health care	14.2%
Financials	12.4%
Industrials	10.3%
Consumer staples	9.7%
Utilities	8.6%
Communication services	7.1%
Consumer discretionary	5.8%
Energy	5.2%
Real estate	4.6%
Materials	4.5%
Other assets and liabilities, net	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2023, by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$9,745,330	—	$9,745,330	—
Canada	86,690,822	$86,690,822	—	—
France	85,974,075	—	85,974,075	—
Germany	81,123,421	—	81,123,421	—
Ireland	11,708,931	11,708,931	—	—
Italy	15,521,358	—	15,521,358	—
Japan	14,974,067	—	14,974,067	—
Norway	9,854,589	—	9,854,589	—
South Korea	22,008,748	—	22,008,748	—
Switzerland	34,619,864	—	34,619,864	—
Taiwan	13,732,184	13,732,184	—	—
United Kingdom	118,640,988	40,174,029	78,466,959	—
United States	723,871,400	723,871,400	—	—
Total investments in securities	$1,228,465,777	$876,177,366	$352,288,411	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
6	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$58,280,846	$(58,274,443)	$(6,403)	—	$26,966	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	7